UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Special Situations Fund, LP

Address:  555 Madison Avenue, 16th Floor
          New York, New York  10022

13F File Number: 028-12359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Special Situations GP, LLC
By: HMC-New York, Inc., Managing Member

William R. Lucas, Jr.
Title:    Executive Vice-President
Phone:    (205) 987-5574

Signature, Place and Date of Signing:


/s/ William R. Lucas, Jr.         Birmingham, AL          August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total:  $4,690,942
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----

1.   028-12357             Harbinger Capital Partners Special Situations GP, LLC
2.   028-12612             HMC-New York, Inc.
3.   028-12611             Harbert Management Corporation

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2     COLUMN 3     COL 4          COLUMN 5         COLUMN 5     COL 7           COLUMN 8

                                                          MARKET
                                  TITLE OF      CUSIP      VALUE   SHRS OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS        NUMBER    (x1000)  PRN AMT    PRN CALL   DISCRETION    MNGRS  SOLE       SHARED NONE
AK STL HLDG CORP               COM             001547108  379,500   5,500,000 SH       SHARED-DEFINED  1,2,3   5,500,000   0    0
ASHLAND INC                    COM             044209104  113,503   2,354,834 SH       SHARED-DEFINED  1,2,3   2,354,834   0    0
ATLAS AIR WORLDWIDE HLDGS IN   COM             049164205   54,154   1,094,914 SH       SHARED-DEFINED  1,2,3   1,094,914   0    0
AUGUSTA RES CORP               COM             050912203   32,280   5,594,446 SH       SHARED-DEFINED  1,2,3   5,594,446   0    0
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109   83,746   3,705,576 SH       SHARED-DEFINED  1,2,3   3,705,576   0    0
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109    3,781     167,300 SH  CALL SHARED-DEFINED  1,2,3     167,300   0    0
CALPINE CORP                   COM             131347304  764,105  33,869,892 SH       SHARED-DEFINED  1,2,3  33,869,892   0    0
CLEVELAND CLIFFS INC           COM             185896107  907,807   7,616,472 SH       SHARED-DEFINED  1,2,3   7,616,472   0    0
CORN PRODS INTL INC            COM             219023108   42,046     856,161 SH       SHARED-DEFINED  1,2,3     856,161   0    0
FREEPORT-MCMORAN COPPER & GO   COM             35671D857  546,887   4,666,666 SH       SHARED-DEFINED  1,2,3   4,666,666   0    0
GENERAL MOLY INC               COM             370373102   24,828   3,154,788 SH       SHARED-DEFINED  1,2,3   3,154,788   0    0
GEORGIA GULF CORP              COM             373200203    1,354     467,000 SH       SHARED-DEFINED  1,2,3     467,000   0    0
HORSEHEAD HLDG CORP            COM             440694305   13,639   1,121,667 SH       SHARED-DEFINED  1,2,3   1,121,667   0    0
LEAP WIRELESS INTL INC         COM             521863308  147,857   3,425,000 SH       SHARED-DEFINED  1,2,3   3,425,000   0    0
MEDIA GEN INC                  CL A            584404107   16,166   1,352,807 SH       SHARED-DEFINED  1,2,3   1,352,807   0    0
MEDIVATION INC                 COM             58501N101   11,810     998,333 SH       SHARED-DEFINED  1,2,3     998,333   0    0
MIRANT CORP                    COM             60467R100  162,473   4,150,000 SH       SHARED-DEFINED  1,2,3   4,150,000   0    0
NEW YORK TIMES CO              CL A            650111107  177,204  11,514,246 SH       SHARED-DEFINED  1,2,3  11,514,246   0    0
NICOR INC                      COM             654086107   37,653     884,090 SH       SHARED-DEFINED  1,2,3     884,090   0    0
NISOURCE INC                   COM             65473P105   27,074   1,510,840 SH       SHARED-DEFINED  1,2,3   1,510,840   0    0
NORTHWEST AIRLS CORP           COM             667280408    6,915   1,038,324 SH       SHARED-DEFINED  1,2,3   1,038,324   0    0
OWENS CORNING NEW              COM             690742101   72,797   3,199,885 SH       SHARED-DEFINED  1,2,3   3,199,885   0    0
PEABODY ENERGY CORP            COM             704549104   47,878     543,755 SH       SHARED-DEFINED  1,2,3     543,755   0    0
RTI INTL METALS INC            COM             74973W107   19,947     560,000 SH       SHARED-DEFINED  1,2,3     560,000   0    0
SOLUTIA INC                    COM             834376501  198,954   6,048,145 SH       SHARED-DEFINED  1,2,3   6,048,145   0    0
SOUTHERN UN CO NEW             COM             844030106   27,540   1,019,258 SH       SHARED-DEFINED  1,2,3   1,019,258   0    0
SPECTRUM BRANDS INC            COM             84762L105    4,335   1,700,000 SH       SHARED-DEFINED  1,2,3   1,700,000   0    0
SPRINT NEXTEL CORP             COM SER 1       852061100  303,458  31,942,904 SH       SHARED-DEFINED  1,2,3  31,942,904   0    0
SUNOCO INC                     COM             86764P109   12,885     316,660 SH       SHARED-DEFINED  1,2,3     316,660   0    0
TERRESTAR CORP                 COM             881451108   41,530  10,434,631 SH       SHARED-DEFINED  1,2,3  10,434,631   0    0
PROSHARES TR                   ULTRASHT DOW30  74347R867   16,116     249,668 SH       SHARED-DEFINED  1,2,3     249,668   0    0
PROSHARES TR                   ULTRASHRT FINL  74347R628  199,730   1,275,168 SH       SHARED-DEFINED  1,2,3   1,275,168   0    0
PROSHARES TR                   ULTRASHT SP500  74347R883   16,645     249,668 SH       SHARED-DEFINED  1,2,3     249,668   0    0
WACHOVIA CORP NEW              COM             929903102   51,249   3,300,000 SH  PUT  SHARED-DEFINED  1,2,3   3,300,000   0    0
WILLIAMS SONOMA INC            COM             969904101   64,558   3,253,931 SH       SHARED-DEFINED  1,2,3   3,253,931   0    0
YAHOO INC                      COM             984332106   58,537   2,833,333 SH       SHARED-DEFINED  1,2,3   2,833,333   0    0

SK 03773 0001 909473